Condensed Consolidated Statements of Income and Comprehensive Income Unaudited ¥ in Thousands, $ in Thousands		9 Months Ended
		Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Live streaming - consumable virtual items revenue		¥ 1,133,248	$ 175,877	¥ 743,882
Live streaming - time based virtual items revenue		25,527	3,962	20,431
Technical services		12,416	1,927	3,491
Total revenues		1,171,191	181,766	767,804
Cost of revenues		(938,797)	(145,699)	(585,379)
Gross profit		232,394	36,067	182,425
Operating expenses
Sales and marketing expenses		(3,746)	(581)	(3,739)
General and administrative expenses		(38,606)	(5,992)	(19,739)
Recovery (provision) for doubtful accounts		(3,405)	(528)	2,746
Research and development expenses		(39,793)	(6,176)	(20,770)
Total operating expenses		(85,550)	(13,277)	(41,502)
Income from operations		146,844	22,790	140,923
Interest income		1,882	293	2,154
Other income (expenses), net		(84)	(13)	(4,778)
Foreign exchange (loss) gain, net		(34)	(5)	983
Change in fair value of contingent consideration		45,463	7,056	87,648
Change in fair value of warrants liability		21,830	3,388
Change in fair value of investment in marketable security		27,648	4,291
Income before income taxes		243,549	37,800	226,930
Income tax benefit (expenses)		(6,044)	(938)	(6,465)
Net income		237,505	36,862	220,465
Other comprehensive income - foreign currency translation adjustment		825	128	5,282
Comprehensive income attributable to the Company’s shareholders		¥ 238,330	$ 36,990	¥ 225,747
Weighted average number of shares:
Basic and diluted (in Shares)		30,728,931	30,728,931	21,746,691
Earnings per share:
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 7.73	$ 1.2	¥ 10.14
Net income		¥ 237,505	$ 36,862	¥ 220,465
Less:
Change in fair value of contingent consideration		45,463	7,056	87,648
Change in fair value of warrants liability		21,830	3,388
Share based compensation		(12,367)	(1,919)
Adjusted net income	[1]	¥ 182,579	$ 28,337	¥ 132,817
Adjusted net income per ordinary share
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 5.94	$ 0.92	¥ 6.11

[1]	Adjusted net income” is defined as net income excluding change in fair value of contingent consideration, change in fair value of warrant liability and share based compensation. For more information, refer to “Use of Non-GAAP Financial Measures” and “Reconciliations of Non-GAAP Results” at the end of this press release.